Net finance income (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net finance income [Abstract]
Interest income	$ 426	$ 848
Net foreign exchange gain	126	65
Finance income	552	913
Bank charges	(5)	(4)
Lease interest	(1)	(1)
Finance costs	(6)	(5)
Net finance income	$ 546	$ 908